Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Unguaranteed residual value of sales-type and direct financing leases	$ 479	$ 458
Maturity analysis of the lease payments due on sales-type and direct financing leases
2025	1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	3,406
Present value of lease payments (recognized as financing receivables)	3,062
Difference between undiscounted cash flows and discounted cash flows	$ 344